Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of initial fixed $100 investment based on total shareholder return (4)	Net Loss (in thousands) (5)	Company-Selected Measure - Net Revenues (in thousands) (6)
2024	$1,064,317	$(657,158)	$1,007,103	$958,683	$4	$(11,282)	$49,336
2023	$800,000	$2,866,999	$711,394	$636,094	$10	$(16,060)	$67,353

Named Executive Officers, Footnote [Text Block]

_____________________

(1)	The figures in this column represent the total compensation for the PEO as reported in the Summary Compensation Table.
(2)	The dollar amounts included in this column represent the amount of compensation which is defined as “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, but does not reflect the actual compensation earned by or paid to the PEO during the applicable year.
(3)	The figures in this column represent the average of the total compensation paid to NEOs, other than the PEO, for each year as reported in the Summary Compensation Table. The non-PEO NEOs for 2023 include Katherine McDermott, Lisa Potok and Sandra Peterson. The 2024 non-PEO NEOs include Lisa Potok, Sandra Peterson and Mark Myers.
(4)	The figures in this column represent the cumulative total shareholder return of the Company’ Common Stock as of the end of each year, assuming the investment of $100 in the Common Stock on December 31, 2020. Total shareholder return is calculated based on the change in value for the period designated.
(5)	The figures in this column represent the net loss reported in the Company’s audited financial statements for the applicable year.
(6)	Net Revenues was determined to be the most important financial performance measure to link company performance to compensation for the company during 2023 and 2024 as it will drive Company growth and we expect it to improve gross margins.

Summary Compensation Total for PEO	$ 1,064,317	$ 800,000
PEO Actually Paid Compensation Amount	$ (657,158)	2,866,999
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid” to PEOs and NEOs

	2024		2023		2022
	Desmond	Average	Desmond	Average	Desmond	Average
	Wheatley	Non-PEO	Wheatley	Non-PEO	Wheatley	Non-PEO
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduct the amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT.	$(264,317)	$–	$–	$–	$(3,869,250)	$–
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	36,863	–	12,626	–	1,011,171	–
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	705,820	–	2,064,580	–	3,777,503	–
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	(2,199,841)	–	–	–	(1,539)	(9,833)
Add (Deduct) the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	–	(48,420)	(10,207)	(75,300)	12,378	(35,912)
Total Adjustments	$(1,721,475)	$(48,420)	$2,066,999	$(75,300)	$930,263	$(45,745)

Average Summary Compensation Table Total for non-PEO NEOs	$ 1,007,103	711,394
Average Compensation Actually Paid to Non-PEO NEOs	$ 958,683	636,094
Required Disclosure of the Relationships Between Compensation Actually Paid and Financial Performance Measures

Required Disclosure of the Relationships Between Compensation Actually Paid and Financial Performance Measures

The graphs below display the relationship between compensation defined as “actually paid” to the PEOs and the average compensation actually paid to the non-PEO NEOs compared to the Company’s total shareholder return (“TSR”) (based on a fixed investment of $100 on December 31, 2020) and net loss for the years presented. Also presented is a comparison of “actual compensation” to revenues, which is the most important performance metric for the Company at this time. We have invested in sales and marketing to expand our presence in the electric vehicle charging market with our fully renewable energized products. The Company believes that by increasing our revenues and production volumes, as well as through increased fixed overhead absorption and improved efficiencies, we will improve gross margin, which will eventually support positive net income.

Value of initial fixed investment based on total shareholder return	$ 4	10
Net Loss	$ (11,282,000)	$ (16,060,000)
Company-Selected Measure - Net Revenues	49,336,000	67,353,000
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	$ (1,721,475)	$ 2,066,999	$ 930,263
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	(48,420)	(75,300)	(45,745)
Amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT [Memebr] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	(264,317)		(3,869,250)
Amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT [Memebr] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Fair Value As Of The Vesting Date For Awards That Are Granted And Vest In The Same Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	36,863	12,626	1,011,171
Fair Value As Of The Vesting Date For Awards That Are Granted And Vest In The Same Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Year End Fair Value Of Any Equity Awards Granted In The Year That Are Outstanding And Unvested As Of The End Of The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	705,820	2,064,580	3,777,503
Year End Fair Value Of Any Equity Awards Granted In The Year That Are Outstanding And Unvested As Of The End Of The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
The Change In Fair Value As Of The End Of The Year From The End Of The Prior Fiscal Year Of Any Awards Granted In Prior Years That Are Outstanding And Unvested As Of The End Of The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	(2,199,841)		(1,539)
The Change In Fair Value As Of The End Of The Year From The End Of The Prior Fiscal Year Of Any Awards Granted In Prior Years That Are Outstanding And Unvested As Of The End Of The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(9,833)
Change In Fair Value From The End Of The Prior Year To The Vesting Date For Awards Granted In Prior Years That Vest In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(10,207)	12,378
Change In Fair Value From The End Of The Prior Year To The Vesting Date For Awards Granted In Prior Years That Vest In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	$ (48,420)	$ (75,300)	$ (35,912)